Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net Cash flows used from operating activities:
Net loss	$ (564,231)	$ (381,623)	$ (826,420)	$ (45,464,569)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	674	445	1,130	1,169
Issuance of common stock for services				10,000
Issuance of common stock as consideration for warrant Amendment				440,000
Fair value adjustments for warrant liabilities				39,222,099
Fair value adjustments for convertible notes				16,849,071
Realized gain on sale of digital currencies		(111,139)	(163,749)	(299,092)
Proceeds from sale of digital currencies		231,548	380,868	332,172
Gain on extinguishment of debt				(15,918,867)
Loss from lease termination				100,696
Liquidated damages				693,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(41,981)	(597)	59,403	(67,736)
Accounts payable and accrued expenses	90,515	(6,930)	43,149	(673,729)
Accrued compensation	109,962
Net cash used in operating activities	(405,061)	(268,296)	(505,619)	(1,488,254)
Net cash used in investing activities:
Purchase of property and equipment		(2,598)	(2,598)	(1,485)
Refund of lease deposit				1,885
Net cash used in (provided by) investing activities		(2,598)	(2,598)	400
Net cash provided by financing activities:
Net proceeds from issuance of Series C Convertible Preferred Stock and warrants for cash in an offering				925,115
Net proceeds from issuance of Series C-1 Convertible Preferred Stock and warrants for cash and digital currency in an offering				825,005
Proceeds from exercise of warrants	228,370		57,000
Net proceeds from issuance of common stock	685,006
Payment to settle an investor loan				(54,000)
Proceeds from short term loan			200,000
Net cash provided by financing activities	913,376		257,000	1,696,120
Net increase (decrease) in cash	508,315	(270,894)	(251,217)	208,266
Cash, beginning of period	52,117	303,334	303,334	95,068
Cash, end of period	560,432	32,440	52,117	303,334
Supplemental disclosure of non-cash financing and investing activities:
Issuance of common stock due to Anti-Dilution provision				14,517
Cashless warrant exercise			269	12,277,968
Management redemption from escrow account				400
Preferred issued for conversion of notes				1,160
Reclassification between convertible notes and derivative liabilities				4,138,704
Fractional shares adjusted for reverse split	17			4
Issuance of Series C-1 Convertible Preferred Stock and warrants in exchange of digital currencies				250,000
Issuance of Series B Convertible Preferred Stock to settle convertible notes payable				74,300,224
Issuance of common stock for settlement of debt				61,667
Deemed dividend related to reduction of warrant strike price	(95,708)		(5,600)
Deemed dividend	95,708
Series B Convertible Preferred Stock [Member]
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Convertible Preferred Stock to common stock		5,175	5,175	227,013
Series C-1 Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Convertible Preferred stock				(478,035)
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Convertible Preferred Stock to common stock		$ 4,118	4,118	2,941
Series C Convertible Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on issuance of Convertible Preferred stock				2,809,497
Supplemental disclosure of non-cash financing and investing activities:
Conversion of Convertible Preferred Stock to common stock				$ 15,874